SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Noncontrolling interests (Details) - USD ($)	Sep. 30, 2022	Mar. 31, 2022
Noncontrolling Interest [Line Items]
Noncontrolling interest	$ 17,209	$ 1,976
We Healthy
Noncontrolling Interest [Line Items]
Noncontrolling interest	$ 17,209	$ 1,976
We Healthy | Other investors
Noncontrolling Interest [Line Items]
Ownership interest held by Non-controlling interest shareholders	49.00%